IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2019
IMPAIRMENT OF LONG-LIVED ASSETS
IMPAIRMENT OF LONG-LIVED ASSETS

NOTE 19 - IMPAIRMENT OF LONG-LIVED ASSETS

The Company estimates the recoverable value of its fixed and intangible assets based on value in use, as there is no active market for the infrastructure linked to the concession. The value in use is evaluated based on the present value of the estimated future cash flow.

The assumptions used consider the Company's Management's best estimate of future trends in the electric energy sector and are based on both external sources of information and historical data from the cash generating units.

The main premises defined below were considered:

•Growth compatible with historical data and growth prospects for the Brazilian economy;

•Discount rate per year (after tax*) specific to the tested segments: 4.40% for non-renewed generation (except Angra 3, see below), 4.36% for renewed generation, (5.92% for non-extended generation, 5.86% for extended generation - except Angra 3 - and 5.86% for transmission in 2018), taking into account the weighted average cost of capital;

•Revenues projected in accordance with the contracts, with no provision for extending the concession/authorization;

•Expenses segregated by cash-generating unit, projected based on the PDNG for 5 years and consistent with the plan for the other years;

•The Company treated each of its projects as independent cash-generating units.

* The use of post-tax discount rates in determining the amounts in use does not result in materially different recoverable amounts if rates before taxes have been used.

Below, we highlight the main impacts arising from the Company's assessment of recoverable value in December 2019.

➢	Angra 3 NPP

The impairment balance for the Angra 3 project recorded on the base date of December 31, 2019 is R$ 4,508,764. The new result presented in this asset impairment test changes the previous one, based on December 2018, with its main effects summarized below: (i) postponement of 11 (eleven) months of entry into operation (November 30, 2026 - 2019/compared to January 1, 2026 - 2018); (ii) update of the project's CAPEX budget; (iii) changes in the multi-annual Capex distribution of the Angra 3 project, based on the “Critical Line Acceleration Plan”; (iv) change in the discount rate.

The revenue calculated for the impairment test on the base date of December 2019, was based on the reference rate in the amount of R$480.00/MWh established by the National Council for Energy Policy (“CNPE”) in CNPE Resolution No. 14, of September 09, 2018, which is adjusted by inflation to the tariff of R$504.58/MWh. This tariff replaced the original tariff, instituted when the power supply agreement was signed in 2009, and regulated through MME Ordinance 980/2010, with the original amount set at R$148.65/MWh.

Since Angra 3 financing is very specific, considering that is the only nuclear plant in construction in Brazil, the discount rate per annum was calculated considering the specific capital structure of the project, which resulted in a discount rate of 6.52% for the impairment test in 2019 (7.03% in 2018).

➢	Santa Cruz TPP, Batalha HPP and Simplício HPP

After applying the impairment test, using the methodologies and assumptions listed above, Furnas identified a decrease in estimated losses in the Cash Generating Units of Santa Cruz TPP and Batalha HPP and the reversal of the estimated loss of Simplício HPP due to cost reduction with Furnas PMSO and in particular the impact of the Consensual Dismissal Plan plus the impact of the reduction in the discount rate.

➢	Samuel HPP

Among the assets evaluated, the Samuel HPP impairment reversal stands out, whose main factors are: (i) energy sales prices that were defined by Eletrobras; (ii) settlement of the surplus of energy in addition to what is contracted; and (iii) reduction of the discount rate (cost of capital) defined by Eletrobras.

The movement of provisions is as follows:

Generation

Cash-generating Unit	12/31/2018	Additions	Reversals	Write-offs	12/31/2019
Angra 3	4,046,642	462,122	—	—	4,508,764
TPP Santa Cruz	731,988	—	(113,419)	—	618,569
HPP Batalha	377,005	—	(325)	—	376,680
Casa Nova I	345,893	—	—	—	345,893
Candiota Fase B	366,298	—	(45,892)	—	320,406
TPP Camaçari	247,263	—	(23,231)	—	224,032
Candiota Fase C	68,706	115,923	—	—	184,629
Livramento	326,698	6,508	(215,340)	—	117,866
HPP Samuel	306,866	—	(219,263)	—	87,603
HPP Simplício	198,940	—	(198,940)	—	—
Others	138,753	22,528	(87,802)	(4,384)	60,095
Total	7,155,052	607,081	(904,212)	(4,384)	6,853,538

Cash-generating Unit	12/31/2017	Additions	Reversals	Assets held for sale	12/31/2018
Angra 3	9,900,353	652,576	(6,506,287)	—	4,046,642
HPP Samuel	308,846	—	(1,980)	—	306,866
HPP Batalha	385,269	—	(8,264)	—	377,005
Candiota Fase B	366,298	—	—	—	366,298
Candiota Fase C	362,631	—	(293,925)	—	68,706
Casa Nova I	387,396	—	(41,503)	—	345,893
TPP Santa Cruz	693,560	38,428	—	—	731,988
HPP Simplício	279,515	—	(80,575)	—	198,940
TPP Camaçari	247,263	—	—	—	247,263
Eólica Chuí IX	27,159	—	—	(27,159)	—
Eólica Hermenegildo III	76,623	—	—	(76,623)	—
Eólica Hermenegildo II	97,580	—	—	(97,580)	—
Eólica Hermenegildo I	92,749	—	—	(92,749)	—
Livramento	129,869	215,340	(18,511)	—	326,698
Other	468,834	13,695	(343,776)	—	138,753
Total	13,823,945	920,039	(7,294,821)	(294,111)	7,155,052

Cash-generating Unit	12/31/2016	Additions	Reversals	12/31/2017
Angra 3	8,949,393	950,960	—	9,900,353
HPP Samuel	435,860	—	(127,014)	308,846
HPP Batalha	407,703	—	(22,434)	385,269
Candiota Fase B	356,065	10,233	—	366,298
Candiota Fase C	—	362,631	—	362,631
Casa Nova I	365,940	21,456	—	387,396
TPP Santa Cruz	—	693,560	—	693,560
HPP Simplício	342,328	—	(62,813)	279,515
TPP Camaçari	270,605	—	(23,342)	247,263
UHE Serra da Mesa	199,184	—	(199,184)	—
Eólica Hermenegildo III	145,319	—	(68,696)	76,623
Eólica Hermenegildo II	143,029	—	(45,449)	97,580
Eólica Hermenegildo I	129,769	—	(37,020)	92,749
Livramento	—	129,869	—	129,869
UHE São Domingos	44,252	—	(44,252)	—
Eólica Chuí IX	37,028	—	(9,869)	27,159
Others	374,341	206,531	(112,038)	468,834
Total	12,200,816	2,375,240	(752,111)	13,823,945

Administration

Intangible - Administration	12/31/2018	Additions	12/31/2019
Goodwill (Livramento) (*)	—	233,989	233,989
UGC LT Salto Santiago - Ivaiporã - Cascavel	—	33,855	33,855
Other	48,444	—	48,444
Total	48,444	267,844	316,288

Intangible - Administration	12/31/2017	Reversals	12/31/2018
Goodwill (Livramento)	215,340	(215,340)	—
Other	48,913	(469)	48,444
Total	264,253	(215,809)	48,444

Intangible - Administration	12/31/2016	Additions	12/31/2017
Goodwill (Livramento)	—	215,340	215,340
Other	—	48,913	48,913
Total	—	264,253	264,253

(*) In December 2019, the Company transferred the impairment from Livramento to the Administration segment, based on the understanding that such goodwill is related to the acquisition of Livramento and not referred to a specific concession, therefore the provision for impairment would be better classified in the administration segment. These amounts did not impact the Profit and Losses for the year of 2019. The changes of the impairment between segments did not impact our impairment testing through the years.

Below are the impairment positions for the year:

	12/31/2019
	Generation	Administration	Total
Fixed Assets	6,847,099	—	6,847,099
Intangible	6,439	316,288	322,727
Total	6,853,538	316,288	7,169,826

	12/31/2018
	Generation	Administration	Total
Fixed Assets	6,920,858	—	6,920,858
Intangible	234,194	48,444	282,638
Total	7,155,052	48,444	7,203,496

Cash Generating Units (CGUs) that do not have a provision for impairment

CGUs that did not have impairment have a recoverable amount greater than the carrying amount of Fixed Assets. The following table shows the percentage by which the Recoverable Value (VR) exceeds the Book Value (VC) of fixed assets. In addition, the Company carried out a sensitivity analysis, increasing the discount rate by 5% and 10%, shown below, to assess the risk of impairment for each CGU. No CGU presented a risk of impairment.

	Discount		Recoverable		VR/VC-1	VR/VC-1	Risk of
UGC	rate	Book Value (VC)	Value (VR)	VR/VC - 1	(5% var)	(10% var)	Impairment
HPP Balbina	4.40%	310,580	782,300	151.9%	150.3%	148.7%	—
TPP Aparecida Complexo	4.40%	118,325	339,282	186.7%	183.7%	180.7%	—
TPP Maua 3	4.40%	1,380,606	5,201,818	276.8%	272.7%	268.6%	—
Geração Boa Esperança	4.36%	48,326	392,751	712.7%	693.6%	675.0%	—
Geração Complexo PA + Moxotó	4.36%	148,582	5,909,885	3,877.5%	3,791.3%	3,707.7%	—
Geração Curemas	4.40%	4,063	5,710	40.5%	39.4%	38.3%	—
Geração Funil	4.36%	2,293	71,310	3,009.9%	2,906.9%	2,807.2%	—
Geraç ão Pedra	4.36%	7,302	27,563	277.5%	264.9%	252.6%	—
Geração Sobradinho	4.36%	257,575	3,320,327	1,189.1%	1,166.9%	1,145.3%	—
Geração Xingó	4.36%	31,717	3,363,150	10,503.7%	10,285.9%	9,974.8%	—
HPP Itaparica	4.36%	72,555	1,776,678	2,348.7%	2,296.0%	2,244.9%	—
HPP Curuá-Una	4.40%	45,267	95,069	110.0%	103.2%	96.6%	—
HPP Tucuruí	4.40%	5,024,906	16,477,856	227.9%	225.6%	220.7%	—
Cerro Chato I	4.40%	94,790	135,197	42.6%	39.9%	37.4%	—
Cerro Chato II	4.40%	94,790	141,721	49.5%	46.7%	44.0%	—
Cerro Chato III	4.40%	94,790	140,132	47.8%	45.0%	42.3%	—
HPP Gov. Jayme C. Júnior	4.40%	685,938	1,074,451	56.6%	53.7%	50.8%	—
HPP S. Domingos	4.40%	372,590	447,883	20.2%	18.3%	16.4%	—
HPP Passo S. João	4.40%	456,066	487,501	6.9%	5.0%	3.2%	—
Coxilha Seca	4.40%	138,566	160,938	16.1%	13.8%	11.5%	—
Capão do Inglês	4.40%	47,238	55,074	16.6%	14.1%	11.8%	—
HPP de Itumbiara	4.40%	584,354	2,253,003	285.6%	285.0%	284.5%	—
HPP de Mascar Moraes	4.40%	385,910	2,996,108	676.4%	669.7%	663.1%	—
HPP de Serra da Mesa	4.40%	1,288,263	3,724,930	189.1%	180.6%	172.3%	—
HPP de Manso	4.40%	498,649	1,247,872	150.3%	144.9%	139.7%	—
HPP Simplício	4.40%	2,452,111	2,813,257	14.7%	12.5%	10.3%	—